COMMITMENTS (Details)				9 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Jan. 18, 2023 USD ($) shares	Oct. 06, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares D shares	Dec. 31, 2022 USD ($) shares	Jun. 24, 2024 $ / shares shares	Nov. 03, 2022 USD ($)	Nov. 03, 2021 item
Business Acquisition
Weighted Average Exercise Price | $ / shares				$ 9.65				$ 11.50
Conversion price of convertible notes | $ / shares				$ 2.00
Number of shares for each warrant | shares								1
Outstanding balance, promissory note				$ 1,939,783		$ 220,000
Amortized debt discount				$ 7,000	$ 93,000
Digital Health Acquisition Corp.
Business Acquisition
Maximum Number Of Demands For Registration Of Securities | item										2
Deferred underwriting commission, as a percent						3.8
Weighted Average Exercise Price | $ / shares						$ 11.50
Number of shares for each warrant | shares						1
Amount of proceeds received						$ 100,000	$ 800,000
Amount of direct cost attributable to the financing							61,800
Exercise period						5 years
PIPE Forward Contract							$ 170,666
Bridge Warrants
Business Acquisition
Weighted Average Exercise Price | $ / shares			$ 11.50	$ 11.50
Exercise period			5 years
Bridge Warrants | Digital Health Acquisition Corp.
Business Acquisition
Warrants outstanding			$ 8,552
Net of offering cost			$ 613
Bridge Securities Purchase Agreement | Digital Health Acquisition Corp.
Business Acquisition
Sale of common stock (in shares) | shares			30,000
Warrants outstanding			$ 284,424
Net of offering cost			20,376
Amortizable debt discount			443,665
Amount of financing costs			$ 40,811
Bridge Securities Purchase Agreement | Bridge Warrants | Digital Health Acquisition Corp.
Business Acquisition
Weighted Average Exercise Price | $ / shares			$ 11.50
Number of shares for each warrant | shares			1
Relative value attributed to the Bridge Shares			$ 304,800
Originally issued discount			88,889
Relative value attributed to the Bridge Warrants			$ 9,165
Exercise period			5 years
Bridge Notes | Digital Health Acquisition Corp.
Business Acquisition
Sale of common stock (in shares) | shares							30,000
Interest expense paid and recorded						$ 429,007	$ 125,980
PIPE Forward Contract							$ 170,666
Bridge Notes | Bridge Securities Purchase Agreement | Digital Health Acquisition Corp.
Business Acquisition
Fair value of PIPE Forward Contract			$ 278,404
Annual fixed interest rate (in percentage)			10.00%
Interest expense paid and recorded						429,007
Amount allocated to the principal balance of the note			$ 610,485
Amount of proceeds received			738,200
Amount of direct cost attributable to the financing			61,800
Aggregate principal amount			2,222,222
Amount allocated			$ 888,889
Bridge Notes | Bridge Securities Purchase Agreement | Bridge Warrants | Digital Health Acquisition Corp.
Business Acquisition
Original issue discount (in percent)			10.00%
VSee and iDoc | Digital Health Acquisition Corp.
Business Acquisition
Percentage of common stock issued as consideration			100.00%
Aggregate closing PIPE proceeds									$ 10,000,000
Equity value of acquiree						$ 110,000,000
Business Combination Agreement | VSee Health Incentive Plan | Digital Health Acquisition Corp.
Business Acquisition
Percentage of shares reserved for issuance						15.00%
Business Combination Agreement | iDoc | Digital Health Acquisition Corp.
Business Acquisition
Percentage of common stock issued as consideration						100.00%
Numerator for calculation of closing consideration						$ 49,500,000
Business Combination Agreement | VSee | Digital Health Acquisition Corp.
Business Acquisition
Exercise price of stock options | $ / shares						10
Numerator for calculation of closing consideration						$ 60,500,000
Closing consideration, multiplication factor for calculation of amount of stock option exercisable | $ / shares						$ 10
PIPE Securities Purchase Agreement | Digital Health Acquisition Corp.
Business Acquisition
Fair value of PIPE Forward Contract						$ 0
PIPE Securities Purchase Agreement | PIPE Investors | Digital Health Acquisition Corp.
Business Acquisition
Weighted Average Exercise Price | $ / shares						$ 12.50
Conversion price of convertible notes | $ / shares						$ 10.00
Minimum aggregate purchase price of additional offering						$ 10,000,000
Minimum gross proceeds of Notes to be paid in cash for consummation of subsequent placements						$ 5,000,000
Percentage of additional offering securities in additional offerings						100.00%
Percentage of offered securities in subsequent placements						25.00%
Lock-up period (in months)						8 months
Stock price trigger | $ / shares						$ 12.50
Agreement number of consecutive trading days | D						20
Exercise period						5 years
PIPE Registration Rights Agreement | Digital Health Acquisition Corp.
Business Acquisition
Minimum percentage of shares issuable upon conversion of PIPE shares and warrants						15000.00%
Backstop Agreement | Digital Health Acquisition Corp.
Business Acquisition
Aggregate purchase price	$ 15,000,000
Backstop Agreement | Maximum | Digital Health Acquisition Corp.
Business Acquisition
Warrants to purchase shares of common stock | shares		106,000
Additional PIPE financing	$ 7,000,000
Aggregate purchase price		$ 2,000,000
VSee Common Stock | Business Combination Agreement | VSee | Digital Health Acquisition Corp.
Business Acquisition
Percentage of common stock issued as consideration						100.00%
Series A Preferred Stock | PIPE Securities Purchase Agreement | Digital Health Acquisition Corp.
Business Acquisition
Aggregate purchase price						$ 8,000,000
Warrants to purchase shares of common stock | shares						424,000
Series A Preferred Stock | PIPE Securities Purchase Agreement | PIPE Investors | Digital Health Acquisition Corp.
Business Acquisition
Sale of common stock (in shares) | shares						8,000
Series A Preferred Stock | Backstop Agreement | Digital Health Acquisition Corp.
Business Acquisition
Number of preferred stock converted to into common stock | shares		234,260
Number of Shares to be Issued | shares	7,000
Series A Preferred Stock | Backstop Agreement | Maximum | Digital Health Acquisition Corp.
Business Acquisition
Number of Shares to be Issued | shares	2,000	2,000
Series B Preferred Stock | Securities Purchase Agreement | Digital Health Acquisition Corp.
Business Acquisition
Sale of common stock (in shares) | shares						4,370
Deferred underwriting fee considered for purchase price of shares						$ 4,370,000